Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets [abstract]
Intangible assets	€ 5,050	€ 5,272
Property, plant and equipment	133,224	126,049
Investment in associate	34,905	38,345
Other receivables	1,836	1,808
Marketable securities	39,721	107,561
Total non-current assets	214,736	279,035
Current assets
Inventories	101,322	75,405
Trade receivables	4,369	2,200
Income tax receivables	1,128	893
Other receivables	15,055	20,093
Prepayments	35,067	25,231
Marketable securities	282,767	235,797
Cash and cash equivalents	672,387	446,267
Total current assets	1,112,095	805,886
Total assets	1,326,831	1,084,921
Equity
Share capital	7,649	7,646
Distributable equity	600,193	875,989
Total equity	607,842	883,635
Non-current liabilities
Borrowings	498,130	97,966
Derivative liabilities	102,031	0
Contract liabilities	3,700	2,964
Total non-current liabilities	603,861	100,930
Current liabilities
Borrowings	14,079	6,995
Contract liabilities	0	2,601
Trade payables and accrued expenses	74,984	59,417
Other liabilities	20,957	29,952
Income taxes payable	90	198
Provisions	5,018	1,193
Total current liabilities	115,128	100,356
Total liabilities	718,989	201,286
Total equity and liabilities	€ 1,326,831	€ 1,084,921